Lease financings - Capital lease obligations, Principal payments (Table) (Details) - Financing Lease [Member] $ in Thousands	Jun. 30, 2026 USD ($)
Debt Instrument [Line Items]
June 30, 2026	$ 2,731
June 30, 2027	2,731
June 30, 2028	4,383
June 30, 2029	1,364
Total bareboat lease minimum payments, net	11,209
Lease financing short term	2,731
Lease financing long term	$ 8,478